Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - Coinshares International Limited [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
Earnings for the purposes of basic earnings per share	$ 114,272	$ 162,448	$ 75,755
Effect of dilutive instrument on net income
Earnings for the purposes of diluted earnings per share	$ 114,272	$ 162,448	$ 75,755
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)	65,831,201	66,543,318	67,282,937
Weighted effect of dilutive potential ordinary shares: Share options		$ 579,442	$ 1,685,641
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)	65,831,201	67,122,760	68,968,578
Basic earnings per share (in Dollars per share)	$ 1.74	$ 2.44	$ 1.13
Diluted earnings per share (in Dollars per share)	$ 1.74	$ 2.42	$ 1.1
Previously Reported [Member]
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)	65,831,201	66,543,318	67,282,937
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)	65,831,201	67,122,760	68,968,578